Judicial Deposits Transactions (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposit Assets	BRL 14,377,357	BRL 13,393,667
Current	1,258,227	1,133,639
Non-current	13,119,130	12,260,028
Civil
Deposit Assets	9,459,735	8,919,658
Tax
Deposit Assets	2,548,720	2,466,187
Labor
Deposit Assets	BRL 2,368,902	BRL 2,007,822